Derivative Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Liabilities (Textual)
Unrealized gain on change in fair value of derivative liabilities	$ (676,048)	$ 0
Derivative Liability, Long term liability	762,396	0
Fair value of warrants	13,200	0
Derivative liabilities	$ 775,596	$ 0